Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Separate Portfolios Trust
Entity Central Index Key	0001392116
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000164501
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class A
Trading Symbol	VTRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 111,999,097
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$111,999,097 # of Portfolio Holdings13 Portfolio Turnover Rate67%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.9%
Fixed Income	67.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Nuveen S&P 500 Index Fund - Class R6	19.4%
iShares Core U.S. Aggregate Bond ETF	14.1%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	8.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
iShares Core S&P Mid-Cap ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%
Vanguard FTSE Emerging Markets ETF	2.0%

C000121558
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class I
Trading Symbol	ISOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 111,999,097
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$111,999,097 # of Portfolio Holdings13 Portfolio Turnover Rate67%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.9%
Fixed Income	67.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Nuveen S&P 500 Index Fund - Class R6	19.4%
iShares Core U.S. Aggregate Bond ETF	14.1%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	8.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
iShares Core S&P Mid-Cap ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%
Vanguard FTSE Emerging Markets ETF	2.0%

C000201116
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class R
Trading Symbol	VRRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
AssetsNet	$ 111,999,097
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$111,999,097 # of Portfolio Holdings13 Portfolio Turnover Rate67%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.9%
Fixed Income	67.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Nuveen S&P 500 Index Fund - Class R6	19.4%
iShares Core U.S. Aggregate Bond ETF	14.1%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	8.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
iShares Core S&P Mid-Cap ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%
Vanguard FTSE Emerging Markets ETF	2.0%

C000164502
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class R6
Trading Symbol	VTRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 111,999,097
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$111,999,097 # of Portfolio Holdings13 Portfolio Turnover Rate67%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.9%
Fixed Income	67.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Nuveen S&P 500 Index Fund - Class R6	19.4%
iShares Core U.S. Aggregate Bond ETF	14.1%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	8.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
iShares Core S&P Mid-Cap ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%
Vanguard FTSE Emerging Markets ETF	2.0%

C000164505
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2025 Fund
Class Name	Class A
Trading Symbol	VTRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 154,792,729
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$154,792,729 # of Portfolio Holdings14 Portfolio Turnover Rate48%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.4%
Fixed Income	56.6%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	25.4%
Voya Intermediate Bond Fund - Class R6	24.3%
iShares Core U.S. Aggregate Bond ETF	12.8%
Schwab U.S. TIPS ETF	8.2%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Short Duration Bond Fund - Class R6	4.7%
iShares Core S&P Mid-Cap ETF	3.5%
Voya Multi-Manager International Equity Fund - Class I	3.2%
SPDR Portfolio High Yield Bond ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%

C000121560
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2025 Fund
Class Name	Class I
Trading Symbol	IRSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 154,792,729
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$154,792,729 # of Portfolio Holdings14 Portfolio Turnover Rate48%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.4%
Fixed Income	56.6%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	25.4%
Voya Intermediate Bond Fund - Class R6	24.3%
iShares Core U.S. Aggregate Bond ETF	12.8%
Schwab U.S. TIPS ETF	8.2%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Short Duration Bond Fund - Class R6	4.7%
iShares Core S&P Mid-Cap ETF	3.5%
Voya Multi-Manager International Equity Fund - Class I	3.2%
SPDR Portfolio High Yield Bond ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%

C000201118
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2025 Fund
Class Name	Class R
Trading Symbol	VRRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 154,792,729
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$154,792,729 # of Portfolio Holdings14 Portfolio Turnover Rate48%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.4%
Fixed Income	56.6%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	25.4%
Voya Intermediate Bond Fund - Class R6	24.3%
iShares Core U.S. Aggregate Bond ETF	12.8%
Schwab U.S. TIPS ETF	8.2%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Short Duration Bond Fund - Class R6	4.7%
iShares Core S&P Mid-Cap ETF	3.5%
Voya Multi-Manager International Equity Fund - Class I	3.2%
SPDR Portfolio High Yield Bond ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%

C000164506
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2025 Fund
Class Name	Class R6
Trading Symbol	VTRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 154,792,729
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$154,792,729 # of Portfolio Holdings14 Portfolio Turnover Rate48%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	43.4%
Fixed Income	56.6%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	25.4%
Voya Intermediate Bond Fund - Class R6	24.3%
iShares Core U.S. Aggregate Bond ETF	12.8%
Schwab U.S. TIPS ETF	8.2%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Short Duration Bond Fund - Class R6	4.7%
iShares Core S&P Mid-Cap ETF	3.5%
Voya Multi-Manager International Equity Fund - Class I	3.2%
SPDR Portfolio High Yield Bond ETF	3.0%
Vanguard Long-Term Treasury ETF	2.1%

C000164507
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class A
Trading Symbol	VTREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 162,781,183
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$162,781,183 # of Portfolio Holdings13 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.1%
Equity	60.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	34.4%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	12.0%
Vanguard FTSE Developed Markets ETF	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.0%
iShares Core S&P Mid-Cap ETF	5.0%
Schwab U.S. TIPS ETF	3.0%
iShares Core S&P Small-Cap ETF	2.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%

C000121561
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class I
Trading Symbol	IRSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 162,781,183
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$162,781,183 # of Portfolio Holdings13 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.1%
Equity	60.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	34.4%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	12.0%
Vanguard FTSE Developed Markets ETF	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.0%
iShares Core S&P Mid-Cap ETF	5.0%
Schwab U.S. TIPS ETF	3.0%
iShares Core S&P Small-Cap ETF	2.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%

C000201119
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class R
Trading Symbol	VRRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 162,781,183
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$162,781,183 # of Portfolio Holdings13 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.1%
Equity	60.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	34.4%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	12.0%
Vanguard FTSE Developed Markets ETF	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.0%
iShares Core S&P Mid-Cap ETF	5.0%
Schwab U.S. TIPS ETF	3.0%
iShares Core S&P Small-Cap ETF	2.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%

C000164508
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class R6
Trading Symbol	VTRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 162,781,183
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$162,781,183 # of Portfolio Holdings13 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.1%
Equity	60.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	34.4%
Voya Intermediate Bond Fund - Class R6	18.1%
iShares Core U.S. Aggregate Bond ETF	12.0%
Vanguard FTSE Developed Markets ETF	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.0%
iShares Core S&P Mid-Cap ETF	5.0%
Schwab U.S. TIPS ETF	3.0%
iShares Core S&P Small-Cap ETF	2.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%

C000164510
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class A
Trading Symbol	VTRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 223,385,405
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$223,385,405 # of Portfolio Holdings11 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.0%
Equity	72.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	41.1%
Voya Intermediate Bond Fund - Class R6	15.0%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.0%
iShares Core S&P Small-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

C000121562
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class I
Trading Symbol	IRSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 223,385,405
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$223,385,405 # of Portfolio Holdings11 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.0%
Equity	72.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	41.1%
Voya Intermediate Bond Fund - Class R6	15.0%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.0%
iShares Core S&P Small-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

C000201120
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class R
Trading Symbol	VRRJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 223,385,405
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$223,385,405 # of Portfolio Holdings11 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.0%
Equity	72.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	41.1%
Voya Intermediate Bond Fund - Class R6	15.0%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.0%
iShares Core S&P Small-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

C000164509
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class R6
Trading Symbol	VTRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 223,385,405
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$223,385,405 # of Portfolio Holdings11 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.0%
Equity	72.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	41.1%
Voya Intermediate Bond Fund - Class R6	15.0%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.0%
iShares Core S&P Small-Cap ETF	2.8%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

C000164511
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class A
Trading Symbol	VTRJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$23	0.43%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
AssetsNet	$ 119,267,044
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$119,267,044 # of Portfolio Holdings11 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.1%
Equity	82.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	46.5%
Vanguard FTSE Developed Markets ETF	13.5%
Voya Intermediate Bond Fund - Class R6	11.1%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.5%
Voya VACS Series EME Fund	2.9%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

C000121563
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class I
Trading Symbol	IRSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 119,267,044
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$119,267,044 # of Portfolio Holdings11 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.1%
Equity	82.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	46.5%
Vanguard FTSE Developed Markets ETF	13.5%
Voya Intermediate Bond Fund - Class R6	11.1%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.5%
Voya VACS Series EME Fund	2.9%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

C000201121
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class R
Trading Symbol	VRRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 119,267,044
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$119,267,044 # of Portfolio Holdings11 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.1%
Equity	82.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	46.5%
Vanguard FTSE Developed Markets ETF	13.5%
Voya Intermediate Bond Fund - Class R6	11.1%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.5%
Voya VACS Series EME Fund	2.9%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

C000164512
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class R6
Trading Symbol	VTRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 119,267,044
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$119,267,044 # of Portfolio Holdings11 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.1%
Equity	82.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	46.5%
Vanguard FTSE Developed Markets ETF	13.5%
Voya Intermediate Bond Fund - Class R6	11.1%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.5%
Voya VACS Series EME Fund	2.9%
Vanguard FTSE Emerging Markets ETF	2.5%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

C000164513
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class A
Trading Symbol	VTRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
AssetsNet	$ 194,448,467
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$194,448,467 # of Portfolio Holdings10 Portfolio Turnover Rate26%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.1%
Equity	90.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	51.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.0%

C000121564
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class I
Trading Symbol	IRSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 194,448,467
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$194,448,467 # of Portfolio Holdings10 Portfolio Turnover Rate26%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.1%
Equity	90.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	51.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.0%

C000201122
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class R
Trading Symbol	VRRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
AssetsNet	$ 194,448,467
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$194,448,467 # of Portfolio Holdings10 Portfolio Turnover Rate26%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.1%
Equity	90.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	51.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.0%

C000164514
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class R6
Trading Symbol	VTRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 194,448,467
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$194,448,467 # of Portfolio Holdings10 Portfolio Turnover Rate26%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.1%
Equity	90.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	51.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	1.0%

C000164515
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class A
Trading Symbol	VTROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 98,494,550
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$98,494,550 # of Portfolio Holdings8 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.1%
Equity	93.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	53.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

C000121565
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class I
Trading Symbol	IRSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 98,494,550
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$98,494,550 # of Portfolio Holdings8 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.1%
Equity	93.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	53.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

C000201123
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class R
Trading Symbol	VRRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 98,494,550
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$98,494,550 # of Portfolio Holdings8 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.1%
Equity	93.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	53.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

C000164516
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class R6
Trading Symbol	VTRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 98,494,550
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$98,494,550 # of Portfolio Holdings8 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.1%
Equity	93.9%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	53.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	6.1%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

C000164517
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class A
Trading Symbol	VTRQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 133,154,966
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,154,966 # of Portfolio Holdings8 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.8%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

C000121566
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class I
Trading Symbol	IRSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 133,154,966
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,154,966 # of Portfolio Holdings8 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.8%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

C000201124
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class R
Trading Symbol	VRRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 133,154,966
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,154,966 # of Portfolio Holdings8 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.8%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

C000164518
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class R6
Trading Symbol	VTRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 133,154,966
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,154,966 # of Portfolio Holdings8 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.2%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.8%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

C000164519
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class A
Trading Symbol	VTRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 55,971,097
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,971,097 # of Portfolio Holdings8 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.3%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	8.1%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

C000161488
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class I
Trading Symbol	VRSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 55,971,097
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,971,097 # of Portfolio Holdings8 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.3%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	8.1%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

C000201125
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class R
Trading Symbol	VRROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 55,971,097
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,971,097 # of Portfolio Holdings8 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.3%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	8.1%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

C000164520
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class R6
Trading Symbol	VTRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 55,971,097
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,971,097 # of Portfolio Holdings8 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	5.0%
Equity	95.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.3%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	8.1%
iShares Core S&P Mid-Cap ETF	7.0%
Voya Intermediate Bond Fund - Class R6	5.0%
iShares Core S&P Small-Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.5%
Voya VACS Series EME Fund	2.9%

C000219039
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class A
Trading Symbol	VTAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 21,964,265
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,964,265 # of Portfolio Holdings8 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	4.0%
Equity	96.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.7%
Vanguard FTSE Developed Markets ETF	16.0%
Voya Multi-Manager International Equity Fund - Class I	8.6%
iShares Core S&P Mid-Cap ETF	6.7%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya VACS Series EME Fund	3.1%

C000219040
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class I
Trading Symbol	VTIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 21,964,265
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,964,265 # of Portfolio Holdings8 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	4.0%
Equity	96.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.7%
Vanguard FTSE Developed Markets ETF	16.0%
Voya Multi-Manager International Equity Fund - Class I	8.6%
iShares Core S&P Mid-Cap ETF	6.7%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya VACS Series EME Fund	3.1%

C000219041
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class R
Trading Symbol	VTURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
AssetsNet	$ 21,964,265
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,964,265 # of Portfolio Holdings8 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	4.0%
Equity	96.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.7%
Vanguard FTSE Developed Markets ETF	16.0%
Voya Multi-Manager International Equity Fund - Class I	8.6%
iShares Core S&P Mid-Cap ETF	6.7%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya VACS Series EME Fund	3.1%

C000219038
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class R6
Trading Symbol	VTUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 21,964,265
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,964,265 # of Portfolio Holdings8 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	4.0%
Equity	96.0%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.7%
Vanguard FTSE Developed Markets ETF	16.0%
Voya Multi-Manager International Equity Fund - Class I	8.6%
iShares Core S&P Mid-Cap ETF	6.7%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.3%
Voya VACS Series EME Fund	3.1%